Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	Stratos Renewables Corp
Entity Central Index Key	0001321517
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Stratos Renewables Corporation filed a Form 10 on September 27, 2021 and inadvertently failed to check the applicable boxes on the cover page and also changed some of the footnotes to its financial statements. This Amendment No. 1 to Form 10 amends and restates the cover page to check the applicable boxes and amends and restates the footnotes to the financial statements. Except as so amended, the Form 10 is unchanged. Stratos Renewables is an "emerging growth company" as defined under the federal securities laws and, as such, may elect to comply with certain reduced public company reporting requirements in future reports that we file with the United States Securities and Exchange Commission, or SEC. Stratos Renewables is a "smaller reporting company" as defined in Exchange Act Rule 12b-2. However, we are not currently electing to take advantage of the scaled disclosure available to smaller reporting companies.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false